Average Annual Total Returns - Class I2 - Transamerica Global Equity	A 1 Year	A 5 Years	A 10 Years	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI All Country World Index Net (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Index Net (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World Index Net (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI World Index ex-U.S. (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Index ex-U.S. (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Index ex-U.S. (reflects no deduction for fees, expenses or taxes) 10 Years
Total	6.45%	8.73%	5.70%	Mar. 01, 2006	5.99%	8.16%	5.31%	4.13%	6.85%	4.52%	16.25%	12.26%	9.13%	8.09%	8.19%	5.70%